Stockholders' Equity (Details) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 04, 2022 USD ($) day $ / shares shares	Mar. 31, 2022 USD ($) class vote $ / shares shares	Jun. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Schedule Of Reverse Recapitalization [Line Items]
Common stock, authorized (in shares) | shares		200,000			69,361
Common stock, par value (in usd per share) | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares) | shares		5,000			6,578
Preferred stock, par value (in usd per share) | $ / shares		$ 0.0001			$ 0.0001
Common stock, number of votes per share | vote		1
Board of directors, number of classes | class		3
Board of directors, term		3 years
Preferred stock, issued (in shares) | shares		0			6,140
Preferred stock, outstanding (in shares) | shares		0			6,140
Common stock conversion ratio					0.3283
Proceeds from issuance of preferred stock | $						$ 3,490
Preferred stock, liquidation preference per share | $ / shares					$ 1.0392
Preferred stock, liquidation preference value | $		$ 0			$ 19,436
Series A Preferred Stock [Member]
Schedule Of Reverse Recapitalization [Line Items]
Preferred stock, authorized (in shares) | shares					20,033	20,033
Preferred stock, par value (in usd per share) | $ / shares					$ 0.0001	$ 0.0001
Preferred stock, issued (in shares) | shares			3,488	15,214	18,702	18,702
Preferred stock, outstanding (in shares) | shares					18,702	18,702
Proceeds from issuance of preferred stock | $			$ 3,650
Payment of stock issuance cost | $			$ 160	$ 25
Preferred stock, conversion price | $				11,170
Accrued interest | $				$ 693
Preferred stock, liquidation preference value | $					$ 19,436	$ 19,436
Share issued price per share | $ / shares					$ 1.0392
Preferred stock, convertible, conversion price | $ / shares					1.0392
Class One Common Stock [Member]
Schedule Of Reverse Recapitalization [Line Items]
Common stock, par value (in usd per share) | $ / shares					$ 0.0001
Percentage of shares outstanding					10.00%
Sponsor, escrow shares
Schedule Of Reverse Recapitalization [Line Items]
Earn-out shares (in shares) | shares	1,625	1,625
Leafly stockholders
Schedule Of Reverse Recapitalization [Line Items]
Earn-out shares (in shares) | shares	5,429
Derivative instrument, period, one | Sponsor, escrow shares
Schedule Of Reverse Recapitalization [Line Items]
Earn-out shares, percentage of shares released from escrow	50.00%
Earn-out shares, earn-out period, stock price trigger | $ / shares	$ 13.5
Earn-out shares, earn-out period	2 years
Derivative instrument, period, one | Leafly stockholders
Schedule Of Reverse Recapitalization [Line Items]
Earn-out shares (in shares) | shares	2,715
Earn-out shares, earn-out period, stock price trigger | $ / shares	$ 13.5
Earn-out shares, earn-out period	2 years
Earn-out shares, revenue target | $	$ 65,000
Earn-out shares, threshold trading days | day	20
Earn-out shares, threshold consecutive trading days	30 days
Earn-out shares, pro rate percentage of shares	50.00%
Earn-out shares, percentage of revenue target	90.00%
Derivative instrument, period, two | Sponsor, escrow shares
Schedule Of Reverse Recapitalization [Line Items]
Earn-out shares, percentage of shares released from escrow	50.00%
Earn-out shares, earn-out period, stock price trigger | $ / shares	$ 15.5
Earn-out shares, earn-out period	3 years
Derivative instrument, period, two | Leafly stockholders
Schedule Of Reverse Recapitalization [Line Items]
Earn-out shares (in shares) | shares	2,715
Earn-out shares, earn-out period, stock price trigger | $ / shares	$ 15.5
Earn-out shares, earn-out period	3 years
Earn-out shares, revenue target | $	$ 101,000
Earn-out shares, threshold trading days | day	20
Earn-out shares, threshold consecutive trading days	30 days
Earn-out shares, pro rate percentage of shares	50.00%
Earn-out shares, percentage of revenue target	90.00%